INVENTORIES (Details) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Total Inventory	$ 25,495,872	$ 22,638,120	$ 25,481,122
Inventory [Member]
Raw Materials	3,323,636	2,055,500	3,696,177
Work-in-Process	9,173,021	8,807,137	6,527,407
Finished Goods	12,996,215	11,775,483	15,257,538
Total Inventory	$ 25,495,872	$ 22,638,120	$ 25,481,122